Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2035 Fund

December 31, 2019

AFF35-QTLY-0220
1.811337.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/13/20 to 2/27/20 (a)
(Cost $2,174,881)	2,180,000	2,175,112
	Shares	Value

Domestic Equity Funds - 48.4%
Fidelity Advisor Series Equity Growth Fund (b)	9,994,404	$141,620,699
Fidelity Advisor Series Growth Opportunities Fund (b)	7,204,895	93,303,395
Fidelity Advisor Series Small Cap Fund (b)	5,944,747	68,899,617
Fidelity Series All-Sector Equity Fund (b)	6,276,547	65,087,788
Fidelity Series Commodity Strategy Fund (b)	19,328,777	92,004,980
Fidelity Series Large Cap Stock Fund (b)	15,643,827	247,798,227
Fidelity Series Large Cap Value Index Fund (b)	2,030,562	26,783,118
Fidelity Series Opportunistic Insights Fund (b)	7,305,496	132,229,474
Fidelity Series Small Cap Opportunities Fund (b)	6,219,657	87,075,202
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,680,648	161,297,841
Fidelity Series Value Discovery Fund (b)	11,729,770	159,407,578
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,039,087,863)		1,275,507,919

International Equity Funds - 37.1%
Fidelity Series Canada Fund (b)	2,296,785	25,930,698
Fidelity Series Emerging Markets Fund (b)	3,214,633	31,374,818
Fidelity Series Emerging Markets Opportunities Fund (b)	13,698,041	282,590,575
Fidelity Series International Growth Fund (b)	13,704,584	240,104,317
Fidelity Series International Small Cap Fund (b)	3,031,221	52,470,437
Fidelity Series International Value Fund (b)	23,285,331	230,524,779
Fidelity Series Overseas Fund (b)	10,438,479	112,526,802
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $783,582,178)		975,522,426

Bond Funds - 13.6%
Fidelity Series Emerging Markets Debt Fund (b)	1,699,080	16,311,169
Fidelity Series Floating Rate High Income Fund (b)	322,603	3,000,204
Fidelity Series High Income Fund (b)	1,925,343	18,464,044
Fidelity Series Inflation-Protected Bond Index Fund (b)	5,243,874	52,700,929
Fidelity Series International Credit Fund (b)	131,374	1,324,249
Fidelity Series Investment Grade Bond Fund (b)	16,302,847	188,623,936
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,548,695	66,504,001
Fidelity Series Real Estate Income Fund (b)	1,035,947	11,530,090
TOTAL BOND FUNDS
(Cost $353,153,747)		358,458,622

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 1.58% (c)	2,187,435	2,187,872
Fidelity Series Government Money Market Fund 1.65% (b)(d)	17,473,203	17,473,203
Fidelity Series Short-Term Credit Fund (b)	427,900	4,313,235
TOTAL SHORT-TERM FUNDS
(Cost $23,884,855)		23,974,310
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,201,883,524)		2,635,638,389
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,890,575)
NET ASSETS - 100%		$2,633,747,814

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	17	March 2020	$2,746,435	$51,096	$51,096
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	41	March 2020	4,174,825	(39,201)	(39,201)
TOTAL FUTURES CONTRACTS					$11,895

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $908,946.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47,909
Total	$47,909

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$163,199,101	$22,902,176	$48,845,264	$17,445,721	$7,850,987	$(3,469,176)	$141,620,699
Fidelity Advisor Series Growth Opportunities Fund	113,155,881	25,270,065	38,381,906	21,460,468	10,843,940	(17,584,584)	93,303,395
Fidelity Advisor Series Small Cap Fund	73,364,029	4,764,723	16,396,073	2,026,885	511,215	6,662,715	68,899,617
Fidelity Series All-Sector Equity Fund	72,167,804	7,342,990	19,756,703	4,733,312	318,333	5,020,811	65,087,788
Fidelity Series Canada Fund	21,627,882	4,642,587	2,517,072	577,952	20,919	2,156,382	25,930,698
Fidelity Series Commodity Strategy Fund	55,243,606	44,773,004	8,088,693	1,346,549	(992,891)	1,090,120	92,004,980
Fidelity Series Emerging Markets Debt Fund	15,328,974	2,175,140	1,200,971	679,597	(7,156)	19,948	16,311,169
Fidelity Series Emerging Markets Fund	22,456,421	10,070,023	1,337,106	687,006	(16,004)	204,207	31,374,818
Fidelity Series Emerging Markets Opportunities Fund	209,692,371	88,642,510	42,761,491	6,778,916	111,134	26,710,992	282,590,575
Fidelity Series Floating Rate High Income Fund	2,958,818	281,525	255,666	132,931	(715)	10,061	3,000,204
Fidelity Series Government Money Market Fund 1.65%	31,508,841	32,502,471	46,538,109	482,557	--	--	17,473,203
Fidelity Series High Income Fund	21,041,620	1,616,635	4,563,405	900,292	(61,385)	430,579	18,464,044
Fidelity Series Inflation-Protected Bond Index Fund	6,935,494	46,932,290	1,259,745	614,084	(2,276)	96,052	52,700,929
Fidelity Series International Credit Fund	1,223,153	77,880	--	77,880	--	15,622	1,324,249
Fidelity Series International Growth Fund	209,106,186	16,827,804	17,586,069	8,470,914	1,123,148	30,633,248	240,104,317
Fidelity Series International Small Cap Fund	48,579,447	4,223,324	5,737,713	2,179,620	116,227	5,289,152	52,470,437
Fidelity Series International Value Fund	198,463,196	44,322,306	26,052,037	9,026,965	(28,099)	13,844,448	230,524,779
Fidelity Series Investment Grade Bond Fund	65,120,663	127,820,987	6,815,615	2,807,541	(1,823)	2,520,943	188,623,936
Fidelity Series Large Cap Stock Fund	272,585,994	27,880,075	72,833,768	18,083,472	(1,178,108)	21,377,832	247,798,227
Fidelity Series Large Cap Value Index Fund	29,582,499	2,726,461	7,447,386	1,614,176	1,009,945	797,014	26,783,118
Fidelity Series Long-Term Treasury Bond Index Fund	137,577,206	34,983,403	113,585,417	6,719,938	10,581,274	(3,052,467)	66,504,001
Fidelity Series Opportunistic Insights Fund	151,567,911	16,218,876	41,713,969	10,923,138	1,761,366	4,431,478	132,229,474
Fidelity Series Overseas Fund	--	104,775,506	--	410,231	--	7,751,297	112,526,802
Fidelity Series Real Estate Income Fund	10,940,922	1,162,048	799,444	685,392	(1,047)	227,647	11,530,090
Fidelity Series Short-Term Credit Fund	7,880,473	3,477,039	7,148,294	138,752	66,947	37,070	4,313,235
Fidelity Series Small Cap Opportunities Fund	93,833,213	9,257,704	19,520,722	6,069,823	(497,853)	4,014,182	87,075,202
Fidelity Series Stock Selector Large Cap Value Fund	176,878,931	14,377,407	43,011,886	7,725,633	(2,358,021)	15,436,473	161,297,841
Fidelity Series Value Discovery Fund	172,669,131	12,277,964	39,735,838	6,068,156	(353,144)	14,571,032	159,407,578
Total	$2,384,689,767	$712,324,923	$633,890,362	$138,867,901	$28,816,913	$139,243,078	$2,631,275,405

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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